UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08659

THE HENSSLER FUNDS, INC.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia			30144
(Address of principal executive offices)			(Zip code)

Gene W. Henssler 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)

With copy to: Reinaldo Pascual, Esq. Kilpatrick Stockton LLP 1100 Peachtree Street, N.E., Suite 2800 Atlanta, Georgia 30309

Registrant’s telephone number, including area code:		(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2005 – April 30, 2006

Item 1.   Reports to Stockholders.

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

THE HENSSLER

EQUITY FUND

Lighting the Way

ANNUAL REPORT

APRIL 30, 2006

THE HENSSLER EQUITY FUND

3735 CHEROKEE STREET

KENNESAW, GA 30144

1-800-936-3863

WWW.HENSSLER.COM

TABLE OF CONTENTS
April 30, 2006

LETTER TO THE SHAREHOLDERS
April 30, 2006

May 18, 2006

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund (The Fund). The Fund’s return for the last year through April 30, 2006, was 10.31% versus 15.41% for the Standard & Poor’s 500 Index (S&P 500). During the last five years ending April 30, 2006, The Fund has returned 3.26% versus 2.69% for the S&P 500 on an annualized basis. Since inception, The Fund has returned 5.71% versus 5.00% for the S&P 500 on an annualized basis since The Fund’s inception on June 10, 1998 through April 30, 2006.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The performance data quoted represents past performance. Past performance cannot guarantee future results, and current performance maybe lower or higher than the performance quoted. Both the return from and the principal value of an investment in The Fund will fluctuate so that an investor’s shares, when redeemed,may be worth more or less than their original cost. To obtain performance as of the most recent-month end, please contact 1-800-936-3863.

While our five-year return and those since inception are better than the market’s, results have lagged over the last couple of years despite the strong earnings reported by many of our holdings while their valuations have decreased. We believe this type behavior will not continue indefinitely.

We will stick to our high quality long-term philosophy. This may mean that we will trail our peers in the near term. Many of our peers have “style drifted” to keep up with emerging markets and commodity stocks. We have also observed huge foreign stock positions as well as industry concentration amongst many of our peers. These are risks that we refuse to bear.

Our investment strategy remains intact. We will seek to buy only the financially strongest companies around. We always want to own companies that will not only survive the next recession but also the next depression.

Overall, the economy continues to report positive results. Corporate profits continue to rise, and many corporations are starting to pay dividends or increase their dividends based on their strong future prospects. Surprisingly, during these robust times, valuations on many stocks have decreased. We think this trend will not persist.

Currently, we are slightly over-weighted in Consumer Staples, Energy, Financials, Industrials, Materials and Healthcare. Since the last report, we have initiated new positions in Bank of New York, Cisco Systems, Fortune Brands, Oil Service HOLDRS Trust, Diebold, Lowe’s Companies and 3M Company.

While adding those new high quality stocks, we also eliminated several positions. During the past six months we sold Pfizer, Affiliated Computer Services, Anheuser Busch, Dollar General and Dell Computer. We are confident that our decisions enhanced the quality of The Henssler Equity Fund and will contribute positively to The Fund’s performance.

If you would like to obtain periodic information regarding The Fund, we encourage you to visit our web site at www.henssler.com. You may review The Henssler Equity Fund link as often as you like, as we update information regularly. Through our web site, we provide details each quarter on our top 10 holdings, industry allocation and other statistics. The web site also provides media appearance information and links to articles featuring commentary and insight from The Fund’s management team.

On behalf of our board of directors and management team, we thank you for the trust and confidence you have shown by using The Henssler Equity Fund as your investment vehicle. We will continue to focus our best efforts exclusively on the one fund we manage, The Henssler Equity Fund.

Yours very truly,

Gene W. Henssler, Ph.D.	Theodore L. Parrish, CFA
Co-Manager	Co-Manager

This report is intended for shareholders of The Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus that contains important information including risks, investment objectives, charges and expenses. Please read and consider this information carefully before you invest your or send money.

PERFORMANCE HISTORY
April 30, 2006

Performance of $10,000 Initial Investment

For the Period June 10, 1998 (inception of fund) to April 30, 2006

Average Annual Total Return For the Period Ended April 30, 2006

				Investment Value
				Assuming $10,000
			Since	Investment at
	One Year	Five Year	Inception(a)	June 10, 1998
The Henssler Equity Fund	10.31%	3.26%	5.71%	$15,497
S&P Total Return(b)	15.41%	2.69%	5.00%	$14,481

The graph assumes an initial $10,000 investment at June 10, 1998. All dividends and distributions are reinvested.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The performance data quoted represents past performance. Past performance can not guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in The Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent-month end, please contact 1-800-936-3863.

(a)          The Henssler Equity Fund began operation on June 10, 1998

(b)         The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization weighted index comprising of 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index. Unlike the index, The Fund does not have any holdings in the Telecommunications or Utilities sectors.

EXPENSES
(Unaudited)	April 30, 2006

As a shareholder of The Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in The Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of November 1, 2005 through April 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on The Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in The Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	April 30, 2006

Actual Fund Return	$1,000.00	$1,065.30	$6.57
Hypothetical Fund Return	$1,000.00	$1,018.44	$6.42

*                 Expenses are equal to The Fund’s annualized expense ratio of 1.28%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 6.53% for the six-month period of November 1, 2005 to April 30, 2006.

TOP TEN HOLDINGS & ASSET ALLOCATION (Unaudited)
April 30, 2006

Top Ten Holdings

(% of Net Assets)

Goldman Sachs Group, Inc.	4.67%
Bank of America, Corp.	4.49%
Energy Select Sector SPDR	4.09%
UnitedHealth Group, Inc.	3.98%
Citigroup, Inc.	3.49%
BP p.l.c. ADR	3.47%
Illinois Tool Works, Inc.	3.46%
Exxon Mobil Corp.	3.46%
Materials Select Sector SPDR	3.46%
PACCAR, Inc.	3.45%
38.02%

Asset Allocation

(% of Net Assets)

Financials	23.06%
Healthcare	14.08%
Industrials	13.61%
Information Technology	12.42%
Consumer Staples	11.85%
Consumer Discretionary	9.75%
Exchange Traded Funds	8.35%
Energy	7.51%
Liabilities in Excess of Other Assets	-0.63%
100.0%

SCHEDULE OF INVESTMENTS
April 30, 2006

	Shares	Value

COMMON STOCK - 92.28%

Consumer Discretionary - 9.75%
Building-Residential/Commercial - 1.71%
Lennar Corp.	42,300	$2,323,539

Consumer Products Miscellaneous - 1.18%
Fortune Brands, Inc.	20,000	1,606,000

Multimedia - 2.62%
The Walt Disney Co.	127,325	3,560,007

Retail-Major Department Stores - 4.24%
Lowe’s Companies, Inc.	24,000	1,513,200
Target Corp.	79,870	4,241,097
		5,754,297

Total Consumer Discretionary		13,243,843

Consumer Staples - 11.85%
Beverages-Non-alcoholic - 3.33%
PepsiCo, Inc.	77,675	4,523,792

Cosmetics & Toiletries - 4.01%
Alberto-Culver Co.	51,000	2,293,470
Church & Dwight, Inc.	86,000	3,153,620
		5,447,090

Food-Wholesale/Distribution - 3.31%
Procter & Gamble Co.	31,500	1,833,615
Sysco Corp.	88,950	2,658,715
		4,492,330

Retail-Drug Stores - 1.20%
Walgreen Co.	38,770	1,625,626

Total Consumer Staples		16,088,838

Energy - 7.51%
Oil Company-Integrated - 6.93%
BP p.l.c - ADR	63,900	4,710,708
Exxon Mobil Corp.	74,514	4,700,343
		9,411,051

	Shares	Value

Oil-Field Services - 0.58%
Oil Service HOLDRS Trust	5,000	$787,000

Total Energy		10,198,051

Financials - 23.06%
Commercial Banks-Southern U.S. - 2.02%
Synovus Financial Corp.	98,000	2,744,000

Commercial Banks-Super Regional U.S. - 1.73%
Fifth Third Bancorp	58,000	2,344,360

Finance-Diversified Services - 3.49%
Citigroup, Inc.	95,000	4,745,250

Insurance-Multi-Line - 2.43%
Lincoln National Corp.	56,900	3,304,752

Investment management/Advisory Services - 7.36%
Goldman Sachs Group, Inc.	39,600	6,347,484
T. Rowe Price Group, Inc.	43,300	3,645,427
		9,992,911
Money Center Banks - 6.03%
Bank of America Corp.	122,100	6,095,232
The Bank of New York Co., Inc.	59,500	2,091,425
		8,186,657

Total Financials		31,317,930

Healthcare - 14.08%
Heathcare-Distributor & Services - 2.24%
Omnicare, Inc.	53,500	3,033,985

Medical Instruments - 1.22%
Stryker Corp.	38,000	1,662,500

Medical Products - 3.86%
Baxter International, Inc.	40,000	1,508,000
Johnson & Johnson	63,670	3,731,699
		5,239,699

	Shares	Value

Medical-Drugs - 2.78%
Eli Lilly & Co.	38,700	$2,048,004
Teva Pharmaceutical Industries Ltd. ADR	42,675	1,728,338
		3,776,342
Medical-IIMO - 3.98%
UnitedHealth Group, Inc.	108,600	5,401,764

Total Healthcare		19,114,290

Industrials - 13.61%
Auto-Medium & Heavy Duty Trucks - 3.45%
PACCAR, Inc.	65,143	4,685,736

Diversified Industrials - 1.23%
3M Co.	19,500	1,665,885

Diversified Manufacturing - 8.93%
Emerson Electric Co.	51,000	4,332,450
General Electic Co.	89,535	3,097,016
Illinois Tool Works, Inc.	45,800	4,703,660
		12,133,126

Total Industrials		18,484,747

Information Technology - 12.42%
Computer Software - 2.13%
Microsoft Corp.	119,900	2,895,585

Computer-Micro - 1.85%
International Business Machines Corp.	30,600	2,519,604

Data Processing/Management - 1.62%
Automatic Data Processing, Inc.	50,000	2,204,000

Electronic Components-Semiconductors - 2.72%
Applied Materials, Inc.	138,200	2,480,690
Intel Corp.	60,440	1,207,591
		3,688,281

Networking Products - 1.64%
Cisco Systems, Inc.*	106,000	2,220,700

Office Automation & Equipment - 1.63%
Diebold, Inc.	52,000	2,212,600

	Shares	Value

Semi-Conductor - 0.83%
Maxim Integrated Products, Inc.	32,000	$1,128,320

Total Information Technology		16,869,090

TOTAL COMMON STOCK (COST $101,052,410)		125,316,789

EXCHANGE TRADED FUNDS - 8.35%
Chemical - Diversified - 3.46%
Materials Select Sector SPDR	140,000	4,690,000

Heathcare-Distributor & Services - 0.80%
iShares Nasdaq Biotechnology Index Fund *	14,000	1,087,240

Oil Company-Integrated - 4.09%
Energy Select Sector SPDR	97,000	5,552,280

TOTAL EXCHANGE TRADED FUNDS (COST $5,717,946)		11,329,520

TOTAL INVESTMENTS - 100.63% (COST $106,770,356)		136,646,309

TOTAL LIABILITES LESS OTHER ASSETS - (0.63)%		(852,221)

NET ASSETS - 100.00%		$135,794,088

* Non-income producing security.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES
April 30, 2006

Assets:
Investments, at Market (indentified cost $106,770,356)	$136,646,309
Receivables:
Investment securities sold	354,079
Fund shares sold	32,036
Dividends and interest	108,857
Prepaid insurance	22,179
Total Assets:	137,163,460

Liabilities:
Payables:
Fund shares redeemed	250,607
Loan payable to bank	976,698
Interest on loan payable to bank	517
Advisory fees due to adviser	53,635
Directors’ fees	6,039
Officers’ fees	6,787
Operating service fees due to adviser	75,089
Total Liabilities:	1,369,372

Net Assets	$135,794,088

Net Assets Consist of:
Common stock	906
Paid-in capital	104,649,070
Accumulated undistributed net investment income	544,548
Accumulated undistributed net realized gain on investments	723,611
Net unrealized appreciation in value of investments	29,875,953

Net Assets	$135,794,088

Shares of beneficial interest outstanding of $0.0001 value per share, 100,000,000 shares authorized	9,058,058

Net Asset Value, offering and redemption price per share ($135,794,088/ 9,058,058)	$14.99

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
April 30, 2006

Investment Income:
Dividends (Net of foreign withholding taxes of $1,431)	$2,492,871
Interest	49,384
Total Investment Income:	2,542,255

Expenses:
Operating service fees	978,789
Advisory fees	699,135
Officers’ compensation fees	83,541
Insurance fees	27,925
Directors’ fees	19,889
Interest expense - line of credit	2,170
Total Expenses:	1,811,449

Net Investment Income	730,806

Realized and unrealized gain on Investments
Net realized gain on investment securities	2,031,031
Net change in unrealized appreciation on investment securities	10,974,549
Net gain on investment securities	13,005,580

Net increase in net assets resulting from operations	$13,736,386

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
April 30, 2006

	Year Ended	Year Ended
	April 30, 2006	April 30, 2005
Operations:
Net investment income	$730,806	$753,421
Net realized gain on investment securities	2,031,031	2,552,634
Net change in unrealized appreciation on investment securities	10,974,549	500,884
Net increase in net assets resulting from operations	13,736,386	3,806,939

Distributions to Shareholders From:
Net investment income	(400,138)	(625,649)
Net realized gains	(1,793,586)	—
Net decrease in net assets from distributions	(2,193,724)	(625,649)

Capital Share Transactions:
Proceeds from sale of shares	29,132,220	44,315,595
Reinvested dividends	1,951,354	569,733
Cost of shares redeemed	(38,661,860)	(36,378,187)
Increase/(decrease) in net assets from capital share transactions	(7,578,286)	8,507,141

Net increase in net assets	3,964,376	11,688,431

Net Assets:
Beginning of Year	131,829,712	120,141,281
End of Year*	$135,794,088	$131,829,712

* Includes accumulated undistributed net investment income of:	$544,548	$213,880

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
April 30, 2006

The tables below sets forth financial data for one share of capital stock outstanding throughout each year presented.

	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	April 30, 2006	April 30, 2005	April 30, 2004	April 30, 2003	April 30, 2002

Net Asset Value, Beginning of the Year	$13.80	$13.47	$10.85	$12.43	$13.12

Income from Investment Operations:
Net investment income^	0.08	0.08	0.03	0.04	—
Net gain/(loss) on securities (both realized and unrealized)	1.34	0.32	2.63	(1.61)	(0.65)
Total from Investment Operations	1.42	0.40	2.66	(1.57)	(0.65)

Distributions:
Net realized capital gain	(0.19)	—	—	—	(0.03)
Net investment income	(0.04)	(0.07)	(0.04)	(0.01)	(0.01)
Total Distributions	(0.23)	(0.07)	(0.04)	(0.01)	(0.04)

Net Asset Value, End of Year	$14.99	$13.80	$13.47	$10.85	$12.43

Total Return	10.31%	2.93%	24.53%	(12.62)%	(4.99)%

Ratios/Supplemental Data
Net Assets, end of year (in 000s)	$135,794	$131,830	$120,141	$73,779	$39,360
Ratio of expenses to average net assets	1.29%	1.30%	1.27%	1.22%	1.27%
Ratio of net investment income to average net assets	0.52%	0.58%	0.25%	0.42%	0.00%
Portfolio turnover rate	58%	31%	39%	22%	44%

^ Per share amounts calculated based on the average daily shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2006

1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of commonstock of The Fund. The Fund’s investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

The following is a summary of significant accounting policies consistently followed by The Fund.

a)     Investment Valuation — Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by The Fund’s Board of Directors. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board. Securities with maturities of sixty (60) days or less are valued at amortized cost.

b)    Federal Income Taxes — No provision for federal income taxes has been made since The Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve The Fund from all federal income taxes.

c)     Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-date.

d)    Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e)     Reclassifications — Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

f)     Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

2.     CAPITAL SHARE TRANSACTIONS

Transactions in shares of The Fund were as follows:

	For the Year Ended	For the Year Ended
	April 30, 2006	April 30, 2005

Shares Sold	2,003,625	3,227,744
Distributions Reinvested	133,848	39,320
Less Shares Redeemed	(2,634,908)	(2,628,459)
Net Increase/(Decrease)	(497,435)	638,605

3.     FEDERAL INCOME TAXES AND DISTRIBUTIONS

Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at April 30, 2006 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$30,797,978
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(980,029)
Net unrealized appreciation/(depreciation)	$29,817,949
Tax Cost	$106,828,360

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Components of Net Assets (Tax Basis)

As of April 30, 2006, the components of net assets on a tax basis were:

Oridinary income	$1,311,611
Accumulated net realized gain/(loss) on investments	14,552
Net unrealized appreciation/(depreciation) in value of investments	29,817,949
Total	$31,144,112

Classifications of Distributions

Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

The tax character of the distributions paid by The Fund during the last two fiscal years ended April 30, 2006 and 2005, respectively, were as follows:

	2006	2005
Distributions paid from:
Ordinary Income	$400,138	$625,649
Long-Term Capital Gain	1,793,586	—
Total	$2,193,724	$625,649

4.     ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into a Management Agreement with Henssler Asset Management, LLC (the “Adviser”) to provide investment management services to The Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to The Fund’s daily net assets. For the year ended April 30, 2006, the Adviser earned advisory fees of $699,135. At April 30, 2006, The Fund owed the Adviser $53,635 for investment management services.

The Fund has entered into an Operating Services Agreement (the “Servicing Agreement”) with the Adviser to provide or arrange for day-to-day operational services to The Fund. Under the Servicing Agreement, the Adviser provides all of The Fund’s day-to-day operational services, excluding costs of brokerage, interest, taxes, litigation, independent directors’ fees and expenses, independent directors’ legal fees, premiums for directors’ liability insurance covering The Fund’s independent directors, The Fund’s allocable share of the salary and related costs for The Fund’s chief compliance officer, and extraordinary expenses. For the year ended April 30, 2006, The Fund incurred independent directors’ fees, insurance premiums, and chief compliance officer’s fees of $19,889, $27,925, and $83,541, respectively. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to The Fund’s daily net assets. For the year ended April 30, 2006, the Adviser earned fees of $978,789. At April 30, 2006, the Fund owed the Adviser $75,089.

The Fund and the Adviser have entered into a Fund Accounting and Administration Agreement with ALPS Mutual Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to administrative, bookkeeping, and pricing services.

The Fund and the Adviser have entered into a Transfer Agency and Service Agreement with ALPS Mutual Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to transfer agent, dividend disbursing, and record keeping services.

The Fund and the Adviser have entered into a Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to The Fund. ALPS Distributors, Inc. serves as underwriter/ distributor of The Fund.

Certain directors and officers of The Fund are directors and officers of the Adviser.

5.     INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, excluding short-term investments and U.S. government obligations, by The Fund for the year ended April 30, 2006, were as follows:

Purchases:	$80,375,498
Sales:	$86,831,299

6.     REVOLVING LINE OF CREDIT

Revolving Credit Agreement — The Fund has a $10,000,000 Revolving Credit Agreement with Fifth Third Bank; Borrowings under this arrangement are secured by investments held in The Fund’s portfolio and bear interest at the Federal Funds Rate of Fifth Third Bank in effect on the day the loan is made plus 1.50%. For the fiscal year ended April 30, 2006 the average amount borrowed was $26,218 at the average interest rate of 6.06%. As of April 30, 2006, there was an outstanding balance of $977,215 at the interest rate of 6.35%.

7.     CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

On August 17, 2005, The Fund’s Audit Committee and Board of Directors selected Cohen Mc-Curdy, Ltd. (“Cohen”) to replace Tait, Weller & Baker (“Tait”) as The Fund’s auditors for the fiscal year ending April 30, 2006.

On January 12, 2006, upon receipt of notice that Cohen was selected as The Fund’s auditor, Tait resigned as independent auditors for The Fund. Tait’s report on the financial statements for the fiscal years ended April 30, 2004 and April 30, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years stated above, there were no disagreements with Tait on any matter of accounting principle or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of Tait would have caused the Adviser to make reference to the subject matter of the disagreements in connection with its reports on The Fund’s financial statements for such periods.

Neither The Fund nor any one on its behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on The Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation C-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

8.     BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of The Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2006, Charles Schwab & Co., owned of record in aggregate more than 33%; and Reliance Trust Co. owned of record in aggregate more than 27% of The Henssler Equity Fund. The shares are held under an omnibus account (where by the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

ADDITIONAL INFORMATION
April 30, 2006

1.     N-Q DISCLOSURE (UNAUDITED)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For The Henssler Equity Fund this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Henssler Equity Fund’s Forms N-Q will be available on the SEC’s web site at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

2.     PROXY PROCEDURES (UNAUDITED)

The Company has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Company’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 800-936-3863 and (ii) on the SEC’s web site at www.sec.gov in addition, The Fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Company’s Form
N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

3.     TAX DESIGNATIONS

The Fund designates the following for federal income tax purposes for the year ended April 30, 2006:

Qualified Dividend Income 100%

Corporate Dividends Received Deduction 100%

4.     DIRECTORS AND OFFICERS (UNAUDITED)

The business affairs of The Henssler Equity Fund (“The Fund”) is managed under the direction of the Fund’s Board of Directors in accordance with the laws of the State of Maryland. Information pertaining to the Directors and Officers of the Fund are set forth below. Directors who are not deemed to be “interested persons” of The Fund as defined in the Investment Company act of 1940, as amended (the “1940 Act”), are referred to as “Independent Directors.” The Fund’s Statement of Additional Information includes additional information about the directors and is available upon request by calling toll-free 1-800-936-3863.

INDEPENDENT DIRECTORS & OFFICERS
April 30, 2006

Independent Directors

			Number of Portfolios	Other
		Length of	in Fund Complex	Directorships
Name, Age and Address	Position	Time Served	Overseen by Director	Held

Robert E. Nickels (62)	Director	Since 2002	One	None
2 Delegal’s Retreat
Savannah, GA 31411

Principal Occupation During past 5 years:
Retired

David P. O’Brien, M.D. (65)	Director	Since 2004	One	None
2626 Brookwood Drive
Atlanta, GA 30305

Principal Occupation During past 5 years:
M.D. Urologist

Joseph W. Owen (44)	Director	Since 2004	One	None
126 Riverview Drive
Suwance, GA 30024

Principal Occupation During past 5 years:
Vice President, XcelleNet, Inc.

Additional Directors and Officers

			Number of Portfolios	Other
		Length of	in Fund Complex	Directorships
Name, Age and Address	Position	Time Served	Overseen by Director	Held

Gene W. Henssler, Ph.D. (65)	Director,	Since 1998	One	None
3735 Cherokee Street	President
Kennesaw, GA 30144	Co-Portfolio Manager

Principal Occupation During past 5 years:
President, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund

Patricia T. Henssler, C.P.A. (50)	Director,	Since 1998	One	None
3735 Cherokee Street	Executive V.P.,
Kennesaw, GA 30144	Treasurer

Principal Occupation During past 5 years:
Treasurer, G.W. Henssler & Associates, Ltd.; Certified Public Accountant, P.T. Henssler, C.P.A., LLC

William G. Lako, Jr., CFP ® (35)	Vice President	Since 1998	One	Cherokee
3735 Cherokee Street				National
Kennesaw, GA 30144				Trust

Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.

Scott L. Keller, CFA (39)	Vice President	Since 1998	One	Cherokee
3735 Cherokee Street				National
Kennesaw, GA 30144				Trust

Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.

Theodore L. Parrish, CFA (33)	Vice President	Since 1998	One	None
3735 Cherokee Street	Co-Portfolio
Kennesaw, GA 30144	Manager

Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
April 30, 2006

To The Shareholders and

Board of Directors of

The Henssler Equity Fund

We have audited the accompanying statement of assets and liabilities of The Henssler Equity Fund including the schedule of investments, as of April 30, 2006, and the related statements of operations, and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the periods indicated prior to April 30, 2006 were audited by other auditors, who expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the Fund’s custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Henssler Equity Fund as of April 30, 2006, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

June 14, 2006

ADVISER

Henssler Asset Management, LLC

3735 Cherokee Street

Kennesaw, Georgia 30144

DISTRIBUTOR

ALPS Distributors, Inc.

P.O. Box 8796

Denver, Colorado 80201

CUSTODIAN

The Fifth Third Bank, N.A.

38 Fountain Square Plaza

Cincinnati, Ohio 45263

TRANSFER, RECEPTION,

AND DIVIDEND DISBURSING AGENT

ALPS Mutual Funds Services, Inc.

P.O. Box 8796

Denver, Colorado 80201

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Cohen McCurdy, Ltd.

800 Westpoint Pkwy.

Suite 1100

Westlake, Ohio 44145-1594

LEGAL COUNSEL

Kilpatrick Stockton LLP

1100 Peachtree Street, N.E.

Suite 2800

Atlanta, Georgia 30309

Item 2.            Code of Ethics.

(a)   The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)   Not applicable.

(c)   During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)   During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)   Not applicable.

(f)    The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.            Audit Committee Financial Expert.

The Board of Directors of the registrant has determined that there is no “audit committee financial expert” serving on its audit committee. In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4.            Principal Accountant Fees and Services.

(a)           Audit Fees:  For the registrant’s fiscal years ended April 30, 2006 and April 30, 2005, the aggregate fees billed to the registrant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $13,500 for the fiscal year ended April 30, 2006 and $10,500 for the fiscal year ended April 30, 2005.

(b)           Audit-Related Fees:  In registrant’s fiscal years ended April 30, 2006 and April 30, 2005, the aggregate fees billed to the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2006 and $0 for the fiscal year ended April 30, 2005. In registrant’s fiscal years ended April 30, 2006 and April 30, 2005, the aggregate fees billed to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services for the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2006 and $0 for the fiscal year ended April 30, 2005.

(c)           Tax Fees:  For the registrant’s fiscal years ended April 30, 2006 and April 30, 2005, aggregate fees of $950 and $2,500, respectively, were billed to the registrant for professional services rendered by the principal accountant for tax services. For the registrant’s fiscal years ended April 30, 2006 and April 30, 2005, aggregate fees of $0 and $0, respectively, were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(d)           All other Fees:  In registrant’s fiscal years ended April 30, 2006 and April 30, 2005, the aggregate fees billed to registrant by the principal accountant for services other than the services reported in paragraph (a) through (c) were $0 for the fiscal year ended April 30, 2006 and $0 for the fiscal year ended April 30, 2005. For the registrant’s fiscal years ended April 30, 2006 and April 30, 2005, the aggregate fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services other than the services reported in paragraph (a) through (c) were $0 for the fiscal year ended April 30, 2006 and $0 for the fiscal year ended April 30, 2005.

(e)(1)       Audit Committee Pre-Approval Policies and Procedures:  The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e)(2)       No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Not applicable.

(g)           Aggregate Non-Audit Fees:  In registrant’s fiscal years ended April 30, 2006 and April 30, 2005, the aggregate non-audit fees billed to the registrant by the registrant’s accountant for services rendered to the registrant were $0 for the fiscal year ended April 30, 2006 and $0 for the fiscal year ended April 30, 2005. In registrant’s fiscal years ended April 30, 2006 and April, 2005, the aggregate non-audit fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended April 30, 2006 and $0 for the fiscal year ended April 30, 2005.

(h)           Not applicable.

Item 5.            Audit Committee of Listed Registrants.

Not applicable.

Item 6.            Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.            Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.          Submission of Matters to Vote of Security Holders.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.          Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)       The code of ethics that applies to the registrant’s principal executive officer and principal financial officer is attached hereto as Ex.12.A.1.

(a)(2)       The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)       Not applicable.

(b)           The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/Gene W. Henssler
Gene W. Henssler
President (Principal Executive Officer)

Date:	July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/Gene W. Henssler
Gene W. Henssler
President (Principal Executive Officer)

Date:	July 7, 2006

By:	/s/Patricia T. Henssler
Patricia T. Henssler
Financial Officer (Principal Executive Officer)

Date:	July 7, 2006